INTANGIBLE FIXED ASSETS NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE FIXED ASSETS NON-CURRENT
Schedule of intangible assets non current

		Digital	2024
	Goodwill	assets	Total
Group	$’000	$’000	$’000
Cost
At 1 January 2024	112	5,329	5,441
Foreign Exchange Movements	—	(60)	(60)
Disposals	(77)	(130)	(207)
At 31 December 2024	35	5,139	5,174

Amortisation and impairment
At 1 January 2024	—	4,553	4,553
Foreign exchange movement	—	(28)	(28)
Impairment	—	473	473
At 31 December 2024	—	4,998	4,998
Balance At 31 December 2024	35	141	176

		Digital		2023
	Goodwill	assets	Website	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	96	5,722	873	6,691

Foreign Exchange Movements	16	334	19	369
Disposals	—	(727)	—	(727)
At 31 December 2023	112	5,329	892	6,333

Amortisation and impairment
At 1 January 2023	—	3,809	779	4,588
Foreign exchange movement	—	90	1	91
Fair value movement	—	654	—	654
Amortisation charged during the period	—	—	112	112
At 31 December 2023	—	4,553	892	5,445
Balance At 31 December 2023	112	776	—	888

Schedule of fair value of crypto assets

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	182	1
Ethereum – ETH	211	1
USDC (stable coin – fixed to USD)	31,710	32
Other tokens, NFTs and other digital assets	N/A	107
As at 31 December 2024	—	141

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	16,554	135
Ethereum – ETH	4	10
USDC (stable coin – fixed to USD)	31,713	55
Other tokens, NFTs and other digital assets	N/A	576
As at 31 December 2023	—	776